SCHEDULE OF FINANCIAL INSTRUMENTS HELD AT FAIR VALUE (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Equity securities listed in Hong Kong			$ 162	$ 1,254	$ 1,471
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Equity securities listed in Hong Kong	$ 168	$ 1,312		$ 1,254